Other Accounts Payables - Schedule of Statement of Financial Position and Profit or Loss and Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statement of Financial Position and Profit or Loss and Other Comprehensive Income [Abstract]
Current Assets	$ 11	$ 104
Current liability		177
Royalties paid during the year	(177)
Expense (income) carried to Research and Development cost	$ 17	$ 61